SCHEDULE OF PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Details) (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Trade Receivables Contract Assets Prepayment Deposits And Other Receivables
Non-current deposit	$ 35,431	$ 35,431 [1]		[1]
Deposit to related company	34,579	34,579
Deferred transaction costs	380,691	142,633
Payment of outstanding balance amount	$ 565	$ 41,385

[1]	Current deposits represent amounts paid to an employment agency in Germany. Non-current deposit of $35,431 (2023: $Nil) represents a deposit for a long-term lease of office space in Monaco. Deposit of $34,579 was originally paid by a related party and is shown as an amount due to related party of the balance sheet.